UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Annual Report

April 30, 2023

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

The Funds file their complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855)-456-7626 and on the Commission’s website at https://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Healthcare Technology and Innovation ETF (“HTEC” or the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index (the “Index”). The Index provides investors with unique, global exposure to companies leading the healthcare technology revolution across the following sub-sectors: (1) diagnostic; (2) lab process automation; (3) regenerative medicine; (4) precision medicine; (5) data and analytics; (6) telehealth; (7) robotics; (8) medical instruments; and (9) genomics.

Concerns over inflation, slowing economic growth and rapidly rising interest rates led to substantial compression in valuation multiples for healthcare technology companies, which drove the price of the Fund’s holdings down. While the Fund’s holdings in the robotics, telehealth, diagnostic and medical instrument sub-sectors delivered positive returns, they were more than offset by declines in the Fund’s holdings in the genomics, regenerative medicine, and data and analytics sub-sectors.

The Fund had negative performance during the fiscal year ended April 30, 2023. The market price for HTEC decreased 1.92% and the NAV decreased 2.14%, while the MSCI ACWI Index, a broad market index, increased 2.06% over the same period. The Fund’s Index returned negative 1.49%.

The Fund commenced operations on June 24, 2019, and had 3,250,001 shares outstanding on April 30, 2023.

Thank you for your investment in HTEC.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of companies that have a portion of their business and revenue derived from the field of healthcare technology, and the potential to grow within this space through innovation and market adoption of such companies’ products and services. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2023
	1 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Healthcare Technology and Innovation ETF	-2.14%	-1.92%	5.88%	5.84%
ROBO Global® Healthcare Technology and Innovation Index	-1.49%	-1.49%	6.58%	6.58%
S&P 500® Index	2.66%	2.66%	11.28%	11.28%
MSCI ACWI Index	2.06%	2.06%	7.79%	7.79%

*Fund commenced operations on June 24, 2019.

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Robotics and Automation Index ETF (“ROBO” or the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”). The Index provides investors with a comprehensive and diversified benchmark that represents the global value chain of robotics, automation, and enabling technologies. This value chain includes not only large, well established companies, but also providers of both the key enabling technologies (e.g., sensing, computing, machine learning, actuation, etc.) and the applications that deliver capabilities in every industry (e.g., factory automation, surgical robotics, food and agriculture, 3D printing, logistics automation, and more).

The Fund outperformed global equities, as measured by the MSCI ACWI Index, during the period. While the robotics and automation industries continued to experience robust earnings growth, concerns over rapidly rising interest rates and slowing economic growth led to lower valuation multiples, especially in high-growth technology companies where valuations depend on expectations of future revenue. Manufacturing & Industrial Automation as well as Computing and Artificial Intelligence stocks delivered double-digit returns. However, 3D Printing and Sensing stocks declined.

The Fund had positive performance during the fiscal year ended April 30, 2023. The market price for ROBO increased 6.06% and the NAV increased 5.01%, while the MSCI ACWI Index, a broad market index, increased 2.06% over the same period. The Fund’s Index increased 5.84%.

The Fund commenced operations on October 21, 2013 and had 25,125,000 shares outstanding on April 30, 2023.

Thank you for your investment in ROBO.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of robotics-related and/or automation-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2023
	1 Year		5 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Robotics & Automation Index ETF	5.01%	6.06%	5.92%	6.05%	8.48%	8.51%
ROBO Global® Robotics & Automation Index	5.84%	5.84%	6.59%	6.59%	9.53%	9.53%
S&P 500® Index	2.66%	2.66%	11.45%	11.45%	11.68%	11.68%
MSCI ACWI Index	2.06%	2.06%	7.03%	7.03%	7.39%	7.39%

*Fund commenced operations on October 21, 2013.

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Artificial Intelligence ETF (“THNQ” or the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index (the “Index”). The Index provides investors with unique, global exposure to companies that are actively developing and leveraging artificial intelligence-based tools and artificial intelligence-powered engines to capitalize on new market opportunities and accelerate their revenue growth.

Despite continued rapid growth in the artificial intelligence industry, concerns over inflation, slowing economic growth and rapidly rising interest rates led to substantial compression in valuation multiples for AI companies, which drove the price of the Fund’s holdings down along with other high-growth technology companies. While the Fund’s holdings in the semiconductor and business process sub-sectors delivered positive returns, they were more than offset by declines in the Fund’s holdings in the network and security and big data/analytics sub-sectors.

The Fund had negative performance during the fiscal year ended on April 30, 2023. The market price for THNQ decreased 1.40% and the NAV decreased 1.88%, while the MSCI ACWI Index, a broad market index, increased 2.06% over the same period. The Fund’s Index returned negative 1.57%.

The Fund commenced operations on May 8, 2020 and had 825,000 shares outstanding on April 30, 2023.

Thank you for your investment in THNQ.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of Artificial Intelligence-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2023
	1 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Artificial Intelligence ETF	-1.88%	-1.40%	6.66%	6.74%
ROBO Global® Artificial Intelligence Index	-1.57%	-1.57%	7.09%	7.09%
S&P 500® Index	2.66%	2.66%	14.38%	14.38%
MSCI ACWI Index	2.06%	2.06%	12.03%	12.03%

*Fund commenced operations on May 8, 2020.

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2023

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Belgium — 0.9%
Information Technology — 0.9%
Materialise ADR*	102,380	$920,396
Total Belgium		920,396
China — 1.1%
Consumer Staples — 1.1%
JD Health International*	151,850	1,088,111
Total China		1,088,111
France — 1.3%
Health Care — 1.3%
Eurofins Scientific	18,299	1,277,981
Total France		1,277,981
Germany — 1.7%
Health Care — 1.7%
Siemens Healthineers	27,290	1,699,825
Total Germany		1,699,825
Italy — 1.4%
Health Care — 1.4%
DiaSorin	12,909	1,403,487
Total Italy		1,403,487
Japan — 1.0%
Health Care — 1.0%
Terumo	34,200	1,018,729
Total Japan		1,018,729
Netherlands — 3.5%
Health Care — 3.5%
Koninklijke Philips*	87,936	1,852,890
QIAGEN*	33,897	1,512,145
Total Health Care		3,365,035
Total Netherlands		3,365,035
Switzerland — 2.9%
Health Care — 2.9%
Lonza Group	2,275	1,415,533
Tecan Group	3,386	1,475,300
Total Health Care		2,890,833
Total Switzerland		2,890,833
Description	Shares	Fair Value
United Kingdom — 1.2%
Health Care — 1.2%
Smith & Nephew PLC	73,368	$1,212,180
Total United Kingdom		1,212,180
United States — 84.8%
Health Care — 82.8%
Abbott Laboratories	12,356	1,364,967
Agilent Technologies	9,285	1,257,468
Align Technology*	3,732	1,214,020
Alnylam Pharmaceuticals*	7,752	1,544,198
Arrowhead Pharmaceuticals*	48,545	1,718,979
Avanos Medical*	26,775	790,934
Axogen*	92,815	837,191
Azenta*	35,109	1,526,890
Baxter International	23,493	1,120,146
Becton Dickinson	4,800	1,268,688
BioMarin Pharmaceutical*	10,552	1,013,414
Bio-Rad Laboratories, Cl A*	2,732	1,231,558
Boston Scientific*	32,019	1,668,830
Bristol-Myers Squibb	13,971	932,844
Butterfly Network*	423,559	914,887
CareDx*	157,568	1,274,725
Catalent*	19,562	980,447
Cerus*	315,704	729,276
Charles River Laboratories International*	6,769	1,286,922
Codexis*	242,094	949,008
CONMED	9,842	1,235,860
CRISPR Therapeutics*	21,005	1,027,985
Danaher	6,053	1,434,016
DexCom*	12,776	1,550,240
Editas Medicine, Cl A*	91,141	743,711
Edwards Lifesciences*	16,582	1,458,884
Exact Sciences*	17,679	1,132,694
Fate Therapeutics*	210,761	1,279,319
Fulgent Genetics*	42,821	1,266,217
GE HealthCare Technologies	16,039	1,304,612
Globus Medical, Cl A*	13,894	807,797
Guardant Health*	45,037	1,016,035
Health Catalyst*	104,473	1,316,360
Hologic*	15,716	1,351,733
Illumina*	6,815	1,400,891
Incyte*	18,628	1,386,109
Insulet*	5,469	1,739,361
Integra LifeSciences Holdings*	26,455	1,463,491
Intuitive Surgical*	6,686	2,013,958
IQVIA Holdings*	6,472	1,218,225
iRhythm Technologies*	12,676	1,665,626
Masimo*	5,854	1,107,226

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2023 (Concluded)

Description	Shares	Fair Value
Medpace Holdings*	6,288	$1,258,480
Moderna*	10,089	1,340,727
NanoString Technologies*	132,882	1,302,244
Natera*	27,020	1,370,454
Nevro*	34,665	1,014,645
Novocure*	16,878	1,112,260
Omnicell*	25,033	1,521,255
Penumbra*	5,768	1,638,804
PerkinElmer	11,479	1,497,895
Privia Health Group*	36,375	1,005,041
QuidelOrtho*	14,134	1,271,353
Regeneron Pharmaceuticals*	1,854	1,486,519
Roche Holding	4,283	1,349,069
STAAR Surgical*	25,152	1,772,461
Stryker	5,794	1,736,172
Tactile Systems Technology*	66,248	1,207,701
Teladoc Health*	32,133	852,488
Thermo Fisher Scientific	2,807	1,557,605
Twist Bioscience*	61,395	766,210
Veeva Systems, Cl A*	6,411	1,148,082
Veracyte*	48,560	1,099,398
Vertex Pharmaceuticals*	4,054	1,381,319
		81,235,924
Industrials — 0.8%
3D Systems*	89,009	815,322
Information Technology — 1.2%
Novanta*	7,528	1,150,580
Total United States		83,201,826
Total Common Stock (Cost $128,248,279)		98,078,403
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Cl Institutional, 4.79%(A)	184,626	184,626
Total Short-Term Investment (Cost $184,626)		184,626
Total Investments — 100.0% (Cost $128,432,905)		$98,263,029

Percentages are based on Net Assets of $98,299,815.

*          Non-income producing security.

(A)      Rate shown is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2023

Sector Weightings (Unaudited)†

40.8% Industrials
40.0% Information Technology
12.9% Health Care
3.6% Repurchase Agreements
1.6% Consumer Discretionary
1.1% Consumer Staples

† Sector weightings percentages based on the total fair value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 6 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Belgium — 0.9%
Information Technology — 0.9%
Materialise ADR*(A)	1,345,605	$12,096,989
Total Belgium		12,096,989
Canada — 1.5%
Industrials — 1.5%
ATS*	479,394	20,528,794
Total Canada		20,528,794
China — 1.1%
Industrials — 0.6%
Estun Automation, Cl A	1,385,534	4,559,651
Han’s Laser Technology Industry Group, Cl A	1,195,800	4,508,284
		9,067,935
Information Technology — 0.5%
Iflytek	710,700	6,216,394
Total China		15,284,329
Finland — 1.3%
Industrials — 1.3%
Cargotec, Cl B	308,893	17,067,890
Total Finland		17,067,890
France — 2.4%
Industrials — 1.1%
Schneider Electric	80,297	13,990,365
Information Technology — 1.3%
Dassault Systemes	420,948	17,041,470
Total France		31,031,835
Germany — 7.5%
Industrials — 6.3%
Duerr	425,432	14,747,808
GEA Group	449,661	21,117,884
Description	Shares	Fair Value
KION Group	312,843	$12,924,029
Krones	151,801	19,909,427
Siemens	86,094	14,152,568
		82,851,716
Information Technology — 1.2%
Jenoptik	530,083	16,900,858
Total Germany		99,752,574
Japan — 21.0%
Industrials — 15.6%
Daifuku	1,153,200	21,088,150
Daihen	380,800	12,472,867
FANUC	640,200	21,575,866
Fuji Machine Manufacturing	1,309,200	21,844,838
Harmonic Drive Systems(A)	689,600	20,941,475
Mitsubishi Electric	1,072,400	13,223,366
Nabtesco	621,800	14,886,851
Shibaura Machine	500,500	11,578,416
SMC	37,200	18,509,162
THK	703,300	15,650,123
Toyota Industries	287,200	16,557,265
Yaskawa Electric	483,800	19,577,263
		207,905,642
Information Technology — 5.4%
Keyence	50,100	22,480,887
Omron	322,400	18,804,398
Optex Group	788,200	11,797,096
Yokogawa Electric	1,170,000	18,894,944
		71,977,325
Total Japan		279,882,967
Netherlands — 1.2%
Health Care — 1.2%
QIAGEN*	362,063	16,151,631
Total Netherlands		16,151,631
Norway — 1.4%
Industrials — 1.4%
AutoStore Holdings*(A)	8,753,503	18,692,415
Total Norway		18,692,415
South Korea — 1.0%
Information Technology — 1.0%
Koh Young Technology	1,273,513	12,569,566
Total South Korea		12,569,566
Sweden — 2.7%
Health Care — 1.1%
Elekta, Cl B(A)	1,792,327	15,037,916
Information Technology — 1.6%
Hexagon, Cl B(A)	1,879,695	21,413,377
Total Sweden		36,451,293

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2023 (Continued)

Description	Shares	Fair Value
Switzerland — 4.9%
Health Care — 1.5%
Tecan Group(A)	45,555	$19,848,580
Industrials — 3.4%
ABB	528,323	19,066,047
Kardex Holding	116,066	26,406,792
		45,472,839
Total Switzerland		65,321,419
Taiwan — 6.1%
Industrials — 2.9%
Airtac International Group	571,091	20,620,021
Hiwin Technologies	2,473,964	18,911,329
		39,531,350
Information Technology — 3.2%
Advantech	1,383,397	16,694,813
Delta Electronics	1,454,169	14,190,476
Global Unichip	340,157	11,020,456
		41,905,745
Total Taiwan		81,437,095
United Kingdom — 2.5%
Consumer Staples — 1.2%
Ocado Group*(A)	2,509,167	15,932,821
Information Technology — 1.3%
Renishaw	369,602	16,742,444
Total United Kingdom		32,675,265
United States — 44.3%
Consumer Discretionary — 1.6%
Aptiv PLC*	114,492	11,776,647
Luminar Technologies, Cl A*(A)	1,647,638	9,918,781
		21,695,428
Health Care — 9.6%
Azenta*(A)	522,859	22,739,138
Globus Medical, Cl A*	212,010	12,326,261
Illumina*	93,257	19,169,909
Intuitive Surgical*	102,131	30,763,900
iRhythm Technologies*(A)	168,413	22,129,468
Omnicell*	339,543	20,634,028
		127,762,704
Industrials — 8.1%
3D Systems*(A)	1,379,267	12,634,086
Deere	38,551	14,573,049
GXO Logistics*	253,459	13,466,277
John Bean Technologies	127,051	13,811,714
Nordson	86,508	18,712,546
Rockwell Automation	72,535	20,557,144
Symbotic, Cl A*(A)	608,204	16,153,898
		109,908,714
Description	Shares/ Par Value	Fair Value
Information Technology — 25.0%
Ambarella*	203,153	$12,591,423
Autodesk*	72,770	14,174,868
Cadence Design Systems*	87,804	18,390,548
Cognex	458,106	21,847,075
FARO Technologies*	461,161	10,768,109
IPG Photonics*	171,716	19,743,906
Manhattan Associates*	122,145	20,236,984
Microchip Technology	168,265	12,281,662
National Instruments	350,682	20,420,213
Novanta*	142,734	21,815,464
NVIDIA	73,800	20,478,762
PTC*	142,044	17,867,715
QUALCOMM	129,898	15,172,087
Samsara, Cl A*	818,052	14,765,838
ServiceNow*	49,167	22,588,303
Stratasys*(A)	1,412,989	20,290,522
Teradyne	210,701	19,253,857
Trimble Navigation*	288,233	13,575,774
Zebra Technologies, Cl A*	72,866	20,987,594
		337,250,704
Total United States		596,617,550
Total Common Stock (Cost $1,308,983,742)		1,335,561,612
REPURCHASE AGREEMENTS — 3.7%
BofA 4.820%, dated 04/28/23, to be repurchased on 05/01/23, repurchase price $11,861,584 (collateralized by various U.S. Government Agency Obligations, ranging in par value $47,009 — $13,441,982, 1.500% — 4.000%, 09/20/2046 — 06/20/2052, with a total market value of $12,093,958)(B)(C)	11,856,822	11,856,822
Citigroup Global Markets 4.810%, dated 04/28/23, to be repurchased on 05/01/23, repurchase price $11,861,575 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 — $3,652,060, 0.000% — 7.000%, 08/15/2023 — 08/20/2067, with a total market value of $12,093,958)(B)(C)	11,856,822	11,856,822

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2023 (Concluded)

Description	Par Value	Fair Value
Daiwa Capital Markets 4.810%, dated 04/28/23, to be repurchased on 05/01/23, repurchase price $11,861,575 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $2 — $12,634,377, 1.500% — 7.000%, 03/31/2024 — 05/01/2053, with a total market value of $12,093,959)(B)(C)	$11,856,822	$11,856,822
Nomura Securities 4.800%, dated 04/28/23, to be repurchased on 05/01/23, repurchase price $2,176,744 (collateralized by various U.S. Government Agency Obligations, ranging in par value $8,095 — $1,865,035, 1.695% — 7.001%, 10/01/2026 — 02/01/2053, with a total market value of $2,219,391)(B)(C)	2,175,874	2,175,874
RBC Dominion Securities 4.810%, dated 04/28/23, to be repurchased on 05/01/23, repurchase price $11,861,575 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 — $2,335,740, 0.000% — 6.000%, 05/04/2023 — 04/20/2053, with a total market value of $12,093,959)(B)(C)	11,856,822	11,856,822
Total Repurchase Agreements (Cost $49,603,162)		49,603,162
Total Investments — 103.5% (Cost $1,358,586,904)		$1,385,164,774

Percentages are based on Net Assets of $1,338,300,215.

*          Non-income producing security.

(A)      Certain securities or partial positions of certain securities are on loan at April 30, 2023 (see Note 6). The total market value of securities on loan at April 30, 2023 was $84,587,363.

(B)      Tri-Party Repurchase Agreement.

(C)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2023 was $49,603,162. The total value of non-cash collateral held from securities on loan as of April 30, 2023 was $41,199,877.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,335,561,612	$—	$—	$1,335,561,612
Repurchase Agreements	—	49,603,162	—	49,603,162
Total Investments in Securities	$1,335,561,612	$49,603,162	$—	$1,385,164,774

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2023

Sector Weightings (Unaudited)†

70.5% Information Technology
10.8% Consumer Discretionary
6.3% Communication Services
5.9% Health Care
3.2% Financials
3.1% Industrials
0.2% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Brazil — 1.8%
Consumer Discretionary — 1.8%
MercadoLibre*	351	$448,399
Total Brazil		448,399
Canada — 1.8%
Information Technology — 1.8%
Shopify, Cl A*	9,318	451,457
Total Canada		451,457
China — 3.3%
Consumer Discretionary — 2.9%
Alibaba Group Holding ADR*	4,918	416,505
JD.com ADR	8,133	290,511
Total Consumer Discretionary		707,016
Information Technology — 0.4%
Iflytek	12,600	110,210
Total China		817,226
France — 1.7%
Information Technology — 1.7%
Dassault Systemes	10,763	435,724
Total France		435,724
Germany — 1.4%
Information Technology — 1.4%
Infineon Technologies	9,875	358,729
Total Germany		358,729
Hong Kong — 0.7%
Information Technology — 0.7%
Kingdee International Software Group*	117,000	178,856
Total Hong Kong		178,856
Israel — 1.3%
Information Technology — 1.3%
Nice ADR*	1,579	322,132
Total Israel		322,132
Description	Shares	Fair Value
Russia — 0.0%
Communication Services — 0.0%
Yandex, Cl A*(A)(B)	8,618	$86
Total Russia		86
Taiwan — 4.4%
Information Technology — 4.4%
Global Unichip	11,208	363,118
MediaTek	15,983	345,733
Taiwan Semiconductor Manufacturing	23,460	383,083
Total Information Technology		1,091,934
Total Taiwan		1,091,934
United Kingdom — 1.6%
Information Technology — 1.6%
Darktrace*	110,165	387,844
Total United Kingdom		387,844
United States — 81.8%
Communication Services — 6.3%
Alphabet, Cl A*	4,906	526,610
Electronic Arts	3,574	454,899
Netflix*	797	262,954
Spotify Technology*	2,500	334,000
		1,578,463
Consumer Discretionary — 6.1%
Amazon.com*	4,842	510,589
Booking Holdings*	154	413,692
Etsy*	3,179	321,174
Tesla*	1,765	290,007
		1,535,462
Financials — 3.2%
Block, Cl A*	4,772	290,090
Fiserv*	2,538	309,941
Lemonade*	18,680	202,491
		802,522
Health Care — 5.9%
Butterfly Network*	139,829	302,031
Illumina*	2,035	418,314
Veeva Systems, Cl A*	2,246	402,214
Veracyte*	15,231	344,830
		1,467,389
Industrials — 3.1%
CoStar Group*	4,780	367,821
Verisk Analytics, Cl A	2,163	419,860
		787,681
Information Technology — 57.2%
Accenture PLC, Cl A	1,468	411,466
Adobe*	1,006	379,825
Advanced Micro Devices*	5,073	453,374

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2023 (Concluded)

Description	Shares	Fair Value
Alteryx, Cl A*	6,769	$278,409
Ambarella*	5,008	310,396
Analog Devices	2,467	443,764
Arista Networks*	3,071	491,851
ASML Holding, Cl G	634	403,769
Atlassian, Cl A*	2,588	382,144
Autodesk*	2,082	405,553
C3.ai, Cl A*	13,553	241,514
Cloudflare, Cl A*	6,866	323,045
Cognex	7,656	365,115
Crowdstrike Holdings, Cl A*	2,455	294,723
Fair Isaac*	638	464,431
HubSpot*	945	397,798
International Business Machines	3,119	394,273
Intuit	825	366,259
JFrog*	18,196	337,900
Lam Research	822	430,794
Microsoft	1,800	553,067
MongoDB, Cl A*	1,720	412,731
New Relic*	5,126	366,355
NortonLifeLock	18,133	320,410
NVIDIA	1,885	523,069
Palo Alto Networks*	2,254	411,265
Pure Storage, Cl A*	17,589	401,557
Rapid7*	8,252	401,130
Salesforce*	1,659	329,096
Samsara, Cl A*	19,344	349,159
ServiceNow*	910	418,072
Snowflake, Cl A*	2,113	312,893
Splunk*	4,561	393,341
Teradyne	4,193	383,156
Twilio, Cl A*	5,473	287,935
Varonis Systems, Cl B*	14,468	335,079
Wix.com*	2,999	261,603
Yext*	31,196	273,901
		14,310,222
Total United States		20,481,739
Total Common Stock (Cost $29,101,959)		24,974,126
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Cl Institutional, 4.79%(C)	46,683	46,683
Total Short-Term Investment (Cost $46,683)		46,683
Total Investments — 100.0% (Cost $29,148,642)		$25,020,809

Percentages are based on Net Assets of $25,014,942.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

(C)      The rate reports is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Brazil	$448,399	$—	$—	$448,399
Canada	451,457	—	—	451,457
China	817,226	—	—	817,226
France	435,724	—	—	435,724
Germany	358,729	—	—	358,729
Hong Kong	178,856	—	—	178,856
Israel	322,132	—	—	322,132
Russia	—	—	86	86
Taiwan	1,091,934	—	—	1,091,934
United Kingdom	387,844	—	—	387,844
United States	20,481,739	—	—	20,481,739
Short-Term Investment United States	46,683	—	—	46,683
Total Investments in Securities	$25,020,723	$—	$86	$25,020,809

(1)       A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

April 30, 2023

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Cost of Investments and Repurchase Agreements	$128,432,905	$1,358,586,904	$29,148,642
Investments at Fair Value*	$98,263,029	$1,335,561,612	$25,020,809
Repurchase Agreements	—	49,603,162	—
Cash and Cash Equivalents	—	—	590
Reclaims Receivable	54,032	1,956,076	1,352
Dividends Receivable	39,350	2,390,228	6,333
Total Assets	98,356,411	1,389,511,078	25,029,084
Liabilities:
Payable Upon Return on Securities Loaned	—	49,603,162	—
Payable to Custodian for Foreign Currency, at Value (Cost $350, $948 and $42)	352	952	42
Advisory Fees Payable	56,244	1,051,476	14,100
Payable to Custodian — Overdraft	—	555,273	—
Total Liabilities	56,596	51,210,863	14,142
Net Assets	$98,299,815	$1,338,300,215	$25,014,942
Net Assets Consist of:
Paid-in Capital	$188,178,381	$1,603,779,283	$38,062,122
Total Distributable Earnings (Accumulated Losses)	(89,878,566)	(265,479,068)	(13,047,180)
Net Assets	$98,299,815	$1,338,300,215	$25,014,942
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,250,001	25,125,000	825,000
Net Asset Value, Offering and Redemption Price Per Share	$30.25	$53.27	$30.32

* Includes Market Value of Securities on Loan	$—	$84,587,363	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Year Ended April 30, 2023

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividends	$369,357	$13,938,398	$132,841
Income from Securities Lending, Net	—	753,994	—
Less: Foreign Taxes Withheld	(27,029)	(2,016,358)	(9,687)
Total Investment Income	342,328	12,676,034	123,154
Expenses:
Advisory Fees	867,967	11,890,542	183,498
Total Expenses	867,967	11,890,542	183,498
Less:
Waiver of Advisory Fees	(130,195)	—	(17,126)
Net Expenses	737,772	11,890,542	166,372
Net Investment Income (Loss)	(395,444)	785,492	(43,218)
Net Realized Gain (Loss) on:
Investments(1)	(39,304,702)	(60,379,993)	(7,165,804)
Foreign Currency Transactions	(11,292)	(594,306)	(9,246)
Net Realized Gain (Loss)	(39,315,994)	(60,974,299)	(7,175,050)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	36,013,652	109,203,219	6,232,706
Foreign Currency Translations	5,652	307,047	40
Net Change in Unrealized Appreciation (Depreciation)	36,019,304	109,510,266	6,232,746
Net Realized and Unrealized Gain (Loss)	(3,296,690)	48,535,967	(942,304)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,692,134)	$49,321,459	$(985,522)

(1) Includes net realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to the Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF		ROBO Global® Robotics and Automation Index ETF
	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2023	Year Ended April 30, 2022
Operations:
Net Investment Income (Loss)	$(395,444)	$(892,325)	$785,492	$(2,458,320)
Net Realized Gain (Loss)(1)	(39,315,994)	7,550,168	(60,974,299)	203,104,598
Net Change in Unrealized Appreciation (Depreciation)	36,019,304	(81,654,651)	109,510,266	(589,424,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,692,134)	(74,996,808)	49,321,459	(388,777,880)
Distributions	—	(115,701)	—	(3,434,936)
Capital Share Transactions:
Issued	11,962,884	112,803,253	87,610,761	324,370,925
Redeemed	(39,804,429)	(125,870,180)	(188,745,861)	(428,589,002)
Increase (Decrease) in Net Assets from Capital Share Transactions	(27,841,545)	(13,066,927)	(101,135,100)	(104,218,077)
Total Increase (Decrease) in Net Assets	(31,533,679)	(88,179,436)	(51,813,641)	(496,430,893)
Net Assets:
Beginning of Year	129,833,494	218,012,930	1,390,113,856	1,886,544,749
End of Year	$98,299,815	$129,833,494	$1,338,300,215	$1,390,113,856
Share Transactions:
Issued	400,000	2,525,000	1,675,000	4,800,000
Redeemed	(1,350,000)	(3,025,000)	(3,950,000)	(6,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(950,000)	(500,000)	(2,275,000)	(1,800,000)

(1) Includes net realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	Year Ended April 30, 2023	Year Ended April 30, 2022
Operations:
Net Investment Income (Loss)	$(43,218)	$(58,570)
Net Realized Gain (Loss)(1)	(7,175,050)	3,020,997
Net Change in Unrealized Appreciation (Depreciation)	6,232,746	(12,985,100)
Net Decrease in Net Assets Resulting from Operations	(985,522)	(10,022,673)
Capital Share Transactions:
Issued	3,089,368	16,873,003
Redeemed	(6,441,946)	(14,778,513)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,352,578)	2,094,490
Total Increase (Decrease) in Net Assets	(4,338,100)	(7,928,183)
Net Assets:
Beginning of Year	29,353,042	37,281,225
End of Year	$25,014,942	$29,353,042
Share Transactions:
Issued	100,000	400,000
Redeemed	(225,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(125,000)	50,000

(1) Includes net realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Year or Period Ended April 30,
For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Net Asset Value, Total Return(1)	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2023	$30.91	$(0.11)	$(0.55)	$(0.66)	$—	$—	$—	$30.25	(2.14)%	$98,300	0.68%		0.80%		(0.36)%		39%
2022	46.39	(0.18)	(15.28)	(15.46)	—	(0.02)	(0.02)	30.91	(33.33)	129,833	0.68		0.80		(0.42)		38
2021	27.49	(0.15)	19.05	18.90	—	—	—	46.39	68.75	218,013	0.68		0.80		(0.36)		28
2020†	24.29	(0.07)	3.27	3.20	—	—	—	27.49	13.17	13,747	0.68	(3)	0.80	(3)	(0.32	)(3)	20
ROBO Global® Robotics and Automation Index ETF
2023	50.73	0.03	2.51	2.54	—	—	—	53.27	5.01	1,338,300	0.95		0.95		0.06		24
2022	64.61	(0.09)	(13.67)	(13.76)	(0.12)	—	(0.12)	50.73	(21.35)	1,390,114	0.95		0.95		(0.14)		26
2021	38.95	0.10	25.68	25.78	(0.12)	—	(0.12)	64.61	66.21	1,886,545	0.95		0.95		0.19		29
2020	41.55	0.09	(2.53)	(2.44)	(0.16)	—	(0.16)	38.95	(5.91)	1,063,451	0.95		0.95		0.22		25
2019	40.41	0.16	1.10^	1.26	(0.12)	—	(0.12)	41.55	3.22	1,504,174	0.95		0.95		0.41		29
ROBO Global® Artificial Intelligence ETF
2023	30.90	(0.05)	(0.53)	(0.58)	—	—	—	30.32	(1.88)	25,015	0.68		0.75		(0.18)		37
2022	41.42	(0.06)	(10.46)	(10.52)	—	—	—	30.90	(25.40)	29,353	0.68		0.75		(0.15)		30
2021‡	25.02	(0.16)	16.56	16.40	—	—	—	41.42	65.55	37,281	0.68	(3)	0.75	(3)	(0.42	)(3)	30

*    Per share data calculated using average shares method.

^    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

†     Commenced operations on June 24, 2019.

‡     Commenced operations on May 8, 2020.

(1)    Total return is for the period indicated and has not been annualized for periods less than a year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Annualized

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
April 30, 2023

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019, the ROBO Global® Robotics & Automation Index ETF commenced operations on October 21, 2013 and the ROBO Global® Artificial Intelligence ETF commenced operations on May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The valuation techniques used by the Funds to measure fair value during the year ended April 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of April 30, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — Each of the Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $550, $1,000 and $550 per transaction, regardless of the number of Creation Units created in a given transaction for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $550, $1,000 and $550 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2023, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2023. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, began providing services to the Funds. ETC Platform Services administers the Funds’ business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

ROBO Index, LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The sponsor does not make any investment decisions, provide investment advice, or otherwise act in the capacity of an investment advisor to the Fund.

ROBO Global, LLC® sold its suite of indexes, including each Fund’s index, to ROBO Index LLC, a Delaware limited liability company owned by VettaFi LLC, a data, analytics, and digital distribution company. The sale of the indexes in April 2023 did not result in changes to the indexes or to any Fund’s investment objective or principal investment strategies.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

3. SERVICE PROVIDERS (Continued)

Sub-Advisory Agreement

Effective December 14, 2022, the Adviser assumed all of the duties and responsibilities previously delegated to Vident Investment Advisory, LLC (the “Sub-Adviser”), which had been the sub-adviser to the ROBO Global Robotics® and Automation Index ETF pursuant to a sub-advisory agreement with the Adviser (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser was responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. After the close of business on February 10, 2023, the Sub-Advisory Agreement between the Adviser and the Sub-Adviser was terminated.

Distribution Arrangement

The Distributor serves as each Funds’ underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended April 30, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation Index	$41,893,283	$42,709,083
ROBO Global® Robotics and Automation Index	302,690,540	304,942,177
ROBO Global® Artificial Intelligence Index	9,149,048	9,366,396

For the year ended April 30, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Healthcare Technology and Innovation ETF	$11,740,170	$39,359,633	$941,709
ROBO Global® Robotics and Automation Index ETF	74,846,675	170,747,032	39,646,609
ROBO Global® Artificial Intelligence ETF	2,888,788	6,079,080	437,628

For the year ended April 30, 2023, there were no purchases of long-term U.S. Government securities by the Funds.

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to net operating losses and redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2023:

	Total Distributable Earnings	Paid-in Capital
ROBO Global® Healthcare Technology and Innovation ETF	$993,370	$(993,370)
ROBO Global® Robotics and Automation Index ETF	(32,077,064)	32,077,064
ROBO Global® Artificial Intelligence ETF	(170,583)	170,583

During the year ended April 30, 2023, the ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF realized $941,709, $39,646,609 and $437,628 respectively, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds, rather than cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2023 and April 30, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain
ROBO Global® Healthcare Technology and Innovation ETF
2023	$—	$—
2022	71,556	44,145
ROBO Global® Robotics and Automation Index ETF
2023	$—	$—
2022	3,434,936	—
ROBO Global® Artificial Intelligence ETF
2023	$—	$—
2022	—	—

As of April 30, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Post-October Losses	$(12,517,644)	$(49,652,018)	$(2,511,842)
Capital Loss Carryforwards	(41,154,975)	(212,660,131)	(5,486,989)
Deferred Late-Year Losses	(85,933)	—	(31,341)
Unrealized Depreciation	(36,120,015)	(3,166,912)	(5,017,008)
Other Temporary Differences	1	(7)	—
Total Distributable Earnings (Accumulated Losses)	$(89,878,566)	$(265,479,068)	$(13,047,180)

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

5. TAX INFORMATION (Continued)

The Funds may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through April 30, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2023, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
ROBO Global® Healthcare Technology and Innovation ETF	$22,056,980	$19,097,995	$41,154,975
ROBO Global® Robotics and Automation Index ETF	79,946,431	132,713,700	212,660,131
ROBO Global® Artificial Intelligence ETF	1,921,592	3,565,397	5,486,989

For the taxable year ended April 30, 2023, the Funds did not utilize any capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ROBO Global® Healthcare Technology and Innovation ETF	$134,384,340	$5,806,417	$(41,926,432)	$(36,120,015)
ROBO Global® Robotics and Automation Index ETF	1,388,296,511	192,095,387	(195,262,299)	(3,166,912)
ROBO Global® Artificial Intelligence ETF	30,037,791	891,907	(5,908,915)	(5,017,008)

6. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

6. SECURITIES LENDING (Continued)

restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Securities pledged as collateral for repurchase agreements by Citigroup Global Markets and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedules of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2023:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ROBO Global® Robotics and Automation Index ETF	$84,587,363	$49,603,162	$34,984,201	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2023, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2023

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$49,603,162	$—	$—	$—	$49,603,162
U.S. Government Securities	—	—	493,908	40,705,969	41,199,877
Total	$49,603,162	$—	$493,908	$40,705,969	$90,803,039

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Artificial Intelligence Companies Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund invests primarily in the equity securities of Artificial Intelligence Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Artificial Intelligence Companies may have limited product lines, markets, financial resources or personnel. Securities of Artificial Intelligence Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Artificial Intelligence Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

China A-Shares Investment Risk: (ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF only) The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Funds may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Funds’ investments in A-shares may become subject to frequent and widespread trading halts.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in each Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of Medical Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Industry Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Health Care Equipment & Services Industry Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Health care equipment and services companies are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Competition among health care equipment and services companies is high and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment and services may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

Machinery Industry Concentration Risk: (ROBO Global® Robotics and Automation Index ETF only) The machinery industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Software Industry Concentration Risk: (ROBO Global® Artificial Intelligence ETF only) Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees can significantly affect companies operating in the software industry. Changing domestic and international demand, research and development costs and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Continued)

7. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: Each Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

8. OTHER

At April 30, 2023, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.

ROBO Global®

Notes to the Financial Statements
April 30, 2023 (Concluded)

9. RECENT MARKET EVENTS

Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ROBO Global®

Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF, and ROBO Global® Artificial Intelligence ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”), as of April 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ROBO Global® Healthcare Technology and Innovation ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022 and 2021, and for the period from June 24, 2019 (commencement of operations) through April 30, 2020
ROBO Global® Robotics and Automation Index ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023, 2022, 2021, 2020, and 2019
ROBO Global® Artificial Intelligence ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the year ended April 30, 2023 and 2022, and for the period from May 8, 2020 (commencement of operations) through April 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 23, 2023

ROBO Global®

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ROBO Global®

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s SAI includes additional information about the Trustee and Officers. The SAI may be obtained without charge by calling 855-456-7626.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee(3)
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	19	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	37

Independent Trustee, Bridge Builder Trust (14 portfolios) (since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	37	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 to 2020).	37	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	19	Independent Trustee, AQR Funds (36 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).

(1)   Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)   The fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)   Mr. Stevens is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

ROBO Global®

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as Officers of the Trust. The address of J. Garrett Stevens, James Baker Jr., Richard Malinowski, Christopher Roleke and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee since 2009; President since 2011

Investment Adviser/Vice President, T.S. Phillips
Investments, Inc. (since 2000); Chief Executive
Officer, Exchange Traded Concepts, LLC (since 2009);
President, Exchange Listed Funds Trust (since 2012).

James Baker Jr. (1951)	Vice President	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner
Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC
(since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Christopher Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (Since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Vice President, Compliance, Goldman Sachs Asset Management Funds (2017 to 2021).

(1)   Each officer serves at the pleasure of the Board.

ROBO Global®

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in these examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$1,060.70	0.68%	$3.47
Hypothetical 5% Return	1,000.00	1,021.42	0.68	3.41
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$1,204.90	0.95%	$5.19
Hypothetical 5% Return	1,000.00	1,020.08	0.95	4.76
ROBO Global® Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,141.60	0.68%	$3.61
Hypothetical 5% Return	1,000.00	1,021.42	0.68	3.41

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

ROBO Global®

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2023 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2023, the Fund are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	FTC*
ROBO Global® Healthcare Technology and Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
ROBO Global® Robotics and Automation Index ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
ROBO Global® Artificial Intelligence ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

* The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended April 30, 2023, the total amount of foreign source income is $4,337,788. The total amount of foreign tax paid is $1,779,045. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

ROBO Global®

Supplemental Information
(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that such Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The NAV of the Funds may also be impacted by the accrual of deferred taxes. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-AR-001-1000

(b)	Not applicable

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$77,775	N/A	N/A	$62,550	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$17,500	N/A	N/A	$14,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2023 and 2022 were $17,500 and $14,000, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: June 30, 2023

By	/s/ Chris Roleke
Chris Roleke, Treasurer

Date: June 30, 2023